EARNINGS (LOSS) PER SHARE DISCLOSURE: Schedule of Earnings Per Share, Basic and Diluted (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

Year ended March 31,	2018	2017	2016
	in 000'$	in 000'$	in 000'$
Numerator
Net income(loss) attributable to owners of the Company	$123,741	$16,299	$(5,706)
Denominator	in 000'	in 000'	in 000'
Weighted average number of shares - Basic	267,796	254,043	239,745
Diluted effect of average number of options	1,846	18,150	--
Weighted average number of shares - Diluted	269,642	272,193	239,745
Basic earnings (loss) per share (Actual)	$0.46	$0.06	$(0.02)
Diluted earnings (loss) per share (Actual)	$0.46	$0.06	$(0.02)